Income Taxes (Details) - Schedule of deferred income tax liabilities (assets) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Deferred tax liabilities:
Deferred severance payment		$ 392
Property, plant and equipment	4	5
Operating lease right-of-use assets	389	632
Total deferred tax liabilities	393	1,029
Deferred tax assets:
Lease liabilities	(256)	(421)
Tax loss carry forwards	(491)	(520)
Deferred deductible expenses		(74)
Valuation allowance	494	593
Total deferred tax assets	(253)	(422)
Net deferred tax liabilities	$ 140	$ 607